BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
An assessment of the fair value of identified intangible assets and their respective lives as of the acquisition date are as follows:

	Estimated Useful Life	Fair Value
Trade name	2	$1,400
Developed technology	2	3,700
Total		$5,100